AVAILABLE-FOR-SALE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
AVAILABLE-FOR-SALE SECURITIES
Proceeds from sale of available-for-sale securities		$ 30,732		$ 30,732
Loss on sale of available-for-sale securities		(6,731)		(6,731)
Schedule of Available-for-sale Securities
Estimated fair value	68,805		68,805		44,719
Other than temporary impairment loss on available-for-sale securities	17,313	11,581	28,308	11,581
Available-for-sale securities in an unrealized gain position
Schedule of Available-for-sale Securities
Cost (net of impairments)	35,745		35,745		4,352
Unrealized gains (losses) in accumulated other comprehensive loss	4,327		4,327		1,902
Estimated fair value	40,072		40,072		6,254
Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Cost (net of impairments)	33,287		33,287		48,047
Unrealized gains (losses) in accumulated other comprehensive loss	(4,554)		(4,554)		(9,582)
Estimated fair value	28,733		28,733		38,465
Other than temporary impairment loss on available-for-sale securities	$ 17,300	$ 11,600	$ 28,300	$ 11,600
Maximum duration of impairment for investments in available-for-sale securities			3 months